Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings	$ 754,885	$ 507,804
Adjustments for Depreciation and depletion	256,685	245,779
Reversal of impairment of mineral stream interests	(156,717)	0
Interest expense	352	12,366
Equity settled stock based compensation	5,262	5,432
Performance share units	(2,925)	9,398
Pension expense	1,014	806
Income tax expense (recovery)	(269)	(2,475)
Loss (gain) on fair value adjustment of share purchase warrants held	2,101	(337)
Fair value (gain) loss on convertible note receivable	(5,733)	(1,899)
Investment income recognized in net earnings	(462)	(230)
Other	(510)	1,487
Change in non-cash working capital	(8,072)	1,025
Cash generated from operations before income taxes and interest	845,611	779,156
Income taxes recovered (paid)	(279)	49
Interest paid	(429)	(13,992)
Interest received	242	229
Cash generated from operating activities	845,145	765,442
Financing activities
Bank debt repaid	(195,000)	(679,500)
Credit facility extension fees	(1,727)	(1,373)
Share purchase options exercised	7,953	21,892
Lease payments	(780)	(704)
Dividends paid	(218,052)	(167,212)
Cash (used for) generated from financing activities	(407,606)	(826,897)
Investing activities
Mineral stream interests	(520,891)	(322)
Early deposit mineral stream interests	(1,500)	(1,500)
Mineral royalty interest	(3,571)
Acquisition of long-term investments	(7,453)	(10,671)
Proceeds on disposal of long-term investments	129,753	162,942
Dividends received	221
Other	(775)	(801)
Cash (used for) generated from investing activities	(404,216)	149,648
Effect of exchange rate changes on cash and cash equivalents	39	504
Increase in cash and cash equivalents	33,362	88,697
Cash and cash equivalents, beginning of year	192,683	103,986
Cash and cash equivalents, end of year	$ 226,045	$ 192,683